UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   June 30, 2003
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     07/03/03
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       67
                                        ----------------------

Form 13F Information Table Value Total:       110,946
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     3,112    71,115                      Sole           71,115
ADM                            common   039483102       376    29,180                      Sole           29,180
Agilent Technologies           common   00846U101       299    15,297                      Sole           15,297
Air Products & Chemicals       common   009158106     1,379    33,150                      Sole           33,150
Alcoa                          common   013817101       985    38,625                      Sole           38,625
Alltel                         common   020039103     1,190    24,683                      Sole           24,683
Altria Group                   common   02009S103       549    12,078                      Sole           12,078
Bank of America                common   060505104     5,283    66,853                      Sole           66,853
Barnes & Noble                 common   067774109       804    34,900                      Sole           34,900
BB&T                           common   054937107     1,554    45,292                      Sole           45,292
BankNorth                      common   06646R107       312    12,225                      Sole           12,225
Bell South                     common   079860102       675    25,354                      Sole           25,354
Biomet                         common   090613100       675    23,625                      Sole           23,625
Boeing                         common   097023105       874    25,467                      Sole           25,467
BP Amoco                       common   055622104     1,931    45,944                      Sole           45,944
Bristol Myers Squibb           common   110122108       326    12,000                      Sole           12,000
Chevron Texaco                 common   166764100       820    11,352                      Sole           11,352
Cisco Systems                  common   17275R102     1,210    72,010                      Sole           72,010
Citigroup Inc                  common   172967101     1,652    38,593                      Sole           38,593
Clorox                         common   189054109       935    21,925                      Sole           21,925
Coca-Cola                      common   191216100     1,212    26,112                      Sole           26,112
Conoco Phillips                common   20825C104       439     8,008                      Sole            8,008
Consolidated Edison            common   229115104       216     5,000                      Sole            5,000
CSX                            common   126408103       220     7,322                      Sole            7,322
Dell Computer                  common   247025109     2,260    70,900                      Sole           70,900
Dow Chemical Co                common   260543103       245     7,920                      Sole            7,920
Duke Energy                    common   264399106     1,101    55,192                      Sole           55,192
DuPont                         common   263534109     2,387    57,331                      Sole           57,331
Exxon- Mobil                   common   30231G102     9,453   263,241                      Sole          263,241
Fedex                          common   31428X106       884    14,256                      Sole           14,256
First Virginia Bank            common   337477103       850    19,712                      Sole           19,712
Ford Motor                     common   345370860       312    28,377                      Sole           28,377
General Electric               common   369604103     9,125   318,158                      Sole          318,158
Gannett                        common   364730101     1,822    23,725                      Sole           23,725
Home Depot                     common   437076102     1,314    39,663                      Sole           39,663
Honeywell                      common   438516106       264     9,850                      Sole            9,850
Intel                          common   458140100     1,333    64,050                      Sole           64,050
IBM                            common   459200101       463     5,610                      Sole            5,610
Jefferson Pilot                common   475070108     4,836   116,634                      Sole          116,634
Johnson & Johnson              common   478160104     4,724    91,381                      Sole           91,381
Kimberly Clark                 common   494368103     1,315    25,225                      Sole           25,225
Kraft Foods                    common   50075N104       743    22,825                      Sole           22,825
Lowes			       common	548661107       377     8,775                      Sole            8,775
MBNA                           common   55262L100       975    46,802                      Sole           46,802
3M                             common   604059105     1,226     9,503                      Sole            9,503
Marsh & McLennan               common   571748102     1,342    26,275                      Sole           26,275
Martin Marietta Materials      common   573284106       455    13,550                      Sole           13,550
Merck                          common   589331107     2,683    44,310                      Sole           44,310
National Fuel Gas              common   636180101       417    16,000                      Sole           16,000
Norfolk Southern               common   655844108     1,633    85,043                      Sole           85,043
Pepsi                          common   713448108     3,182    71,505                      Sole           71,505
Pfizer                         common   717081103     2,535    74,229                      Sole           74,229
Plum Creek Timber              common   729251108       568    21,900                      Sole           21,900
Procter & Gamble               common   742718109     5,560    62,341                      Sole           62,341
Royal Dutch                    common   780257804     1,058    22,700                      Sole           22,700
S & P 500 Technology Index     common   81369Y803       271    15,875                      Sole           15,875
S&P Financial Svc Index        common   81369Y605       230     9,350                      Sole            9,350
SBC Communications             common   78387G103     1,719    67,295                      Sole           67,295
Southern Capital 8.25% Pfd     Pfd      842542201       144    14,150                      Sole           14,150
SunTrust Bank                  common   867914103     1,830    30,834                      Sole           30,834
United Techologies             common   913017109     1,786    25,214                      Sole           25,214
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       422    16,650                      Sole           16,650
Verizon                        common   92343V104     3,507    88,885                      Sole           88,885
Wachovia                       common   929771103     5,974   149,489                      Sole          149,489
Walgreen                       common   931422109       996    33,087                      Sole           33,087
Wells Fargo 6.95% Pfd          Pfd      94978B205       594    21,800                      Sole           21,800
Wyeth                          common   983024100     1,003    22,025                      Sole           22,025


                                                    110,946